Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of property, plant and equipments [Abstract]
Disclosure of detailed information about property, plant and equipment

The following table presents the changes in property, plant and equipment during the year ended March 31, 2026

	Gross Carrying Amount						Accumulated Depreciation
Particulars	As of April 1, 2025	Additions	Deletions/ Adjustments during the year*	Reclassification**	Translation Difference	As of March 31, 2026	As of April 1, 2025	Depreciation for the year	Deletions/ Adjustments during the year*	Reclassification**	Translation Difference	As of March 31, 2026	Carrying amount as of March 31, 2026

Freehold Land	207	-	-	-		207	-	-	-	-		-	207
Building	21,252	4,255	747	(619)	0	24,141	6,742	1,990	747	(10)	0	7,975	16,166
Plant and machinery	30,456	6,129	7,450	619	12	29,766	16,566	3,211	7,450	10	5	12,342	17,424
Computer equipment	2,211	437	1,113	-	-	1,535	1,897	191	1,113	-	-	975	560
Office equipment	3,184	617	348	9	0	3,462	1,806	499	348	7	0	1,964	1,498
Furniture and fittings	166	20	127	(9)	1	51	139	8	127	(7)	1	14	37
Vehicles	13	4	10	-	-	7	11	4	10	-	-	5	2
Total	57,489	11,462	9,795	-	13	59,169	27,161	5,903	9,795	-	6	23,275	35,894
Add: Construction in progress													7,587
Total	57,489	11,462	9,795	-	13	59,169	27,161	5,903	9,795	-	6	23,275	43,481

Note: 0 represents amount below the rounding off norm adopted by the Group.

*During the year, the Group carried out an evaluation of its assets to assess the future economic benefits expected from its use or disposal. Accordingly, the Group identified the following assets which it assessed did not have any future economic benefits from it's use (or) disposal. These assets have been retired from active use and remain in the custody of the Group pending physical disposal.

Category	Gross Block	Accumulated Depreciation
Plant and machinery	7,393	7,393
Computer equipment	1,083	1,083
Furniture and fittings	127	127
Office equipment	348	348
Building	747	747
Vehicles	10	10
Total	9,708	9,708

** The Group has disclosed certain assets which are in the nature of plant and machinery and office equipment along with buildings  and furniture & fixtures respectively. These assets are depreciated over the estimated useful life of plant and machinery and office equipment in accordance with the accounting policy consistently applied by the Group. The Group believes that it is more appropriate to disclose such assets as part of plant and machinery and office equipment rather than as part of buildings and furniture and fixtures. Hence, the cost of such assets and the accumulated depreciation thereon, as on April 1, 2025 has been transferred to the respective category for a better presentation.

The following table presents the changes in property, plant and equipment during the year ended March 31, 2025

	Gross Carrying Amount					Accumulated Depreciation
Particulars	As of April 1, 2024	Additions	Deletions/ Adjustments during the year	Translation Difference	As of March 31, 2025	As of April 1, 2024	Depreciation for the year	Deletions/ Adjustments during the year	Translation Difference	As of March 31, 2025	Carrying amount as of March 31, 2025

Freehold Land	207	-	-		207	-	-	-		-	207
Building	13,932	7,320	-	0	21,252	5,163	1,579	-	-	6,742	14,510
Plant and machinery	24,002	6,528	77	3	30,456	14,319	2,322	76	1	16,566	13,890
Computer equipment	2,184	300	273		2,211	1,924	166	193		1,897	314
Office equipment	2,372	854	42		3,184	1,469	379	42		1,806	1,378
Furniture and fittings	173	15	22	0	166	159	2	22	0	139	27
Vehicles	13	-	-		13	10	1	-		11	2
Total	42,883	15,017	414	3	57,489	23,044	4,449	333	1	27,161	30,328
Add: Construction in progress											8,587
Total	42,883	15,017	414	3	57,489	23,044	4,449	333	1	27,161	38,915